Taxes (Details Narrative) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Uncertain tax treatments	$ 5,673		$ 5,229
Other taxes		$ 790
Enrollment expense amount		$ 2,085
Petrobras [Member]
IfrsStatementLineItems [Line Items]
Uncertain tax treatments	11,927		10,270
IRPJ And CSLL [Member]
IfrsStatementLineItems [Line Items]
Uncertain tax treatments	833		767
Other taxes	$ 5,420		$ 4,274